UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Portland Investment Counsel Inc.
Address:  	1375 Kerns Rd. Suite 100
                Burlington, ON, Canada
                L7P 4V7

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nadine Milne
Title: Acting Chief Compliance Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

"Nadine Milne"                	Burlington, Ontario, Canada	 August 11, 2011
Signature			City, State			 Date

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	62

Form 13F Information Table Value Total: 	$813,727
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

13F - INFORMATION TABLE as at June 30, 2011

                                                                                                                 VOTING AUTHORITY
NAME OF ISSUER			TITLE 		  CUSIP		Value	    	SHRS   	SH/ PUT/ INVSTMT  OTHER	SOLE	SHRD	NONE
				OF CLASS	  NUMBER 	(x$1000)   	OR PRN 	PRN CALL DSCRETN  MNGERS
ABB LTD				SPONSORED ADR	  000375204	1099		42360	SH 	SOLE		42360
AMERIPRISE FINL INC		COM		  03076C106	2082		36100	SH 	SOLE		36100
AON CORP			COM		  037389103	257		5000	SH 	SOLE		5000
ARCHER DANIELS MIDLAND CO	COM		  039483102	72374		2400454	SH 	SOLE		2400454
BANCO SANTANDER SA		ADR		  05964H105	1139		99000	SH 	SOLE		99000
BANK NOVA SCOTIA HALIFAX	COM		  064149107	558		9264	SH 	SOLE		9264
BANK OF AMERICA CORPORATION	COM		  060505104	2753		251200	SH 	SOLE		251200
BANK OF NEW YORK MELLON CORP	COM		  064058100	461		18000	SH 	SOLE		18000
BARCLAYS PLC			ADR		  06738E204	4148		252455	SH 	SOLE		252455
BHP BILLITON PLC		SPONSORED ADR	  05545E209	445		5670	SH 	SOLE		5670
BROOKFIELD ASSET MGMT INC	CL A LTD VT SH	  112585104	666		20000	SH 	SOLE		20000
CARNIVAL CORP			PAIRED CTF	  143658300	554		14725	SH 	SOLE		14725
CME GROUP INC			COM		  12572Q105	394		1350	SH 	SOLE		1350
CREDIT SUISSE GROUP		SPONSORED ADR	  225401108	1756		45000	SH 	SOLE		45000
DEUTSCHE BANK AG		NAMEN AKT	  D18190898	1862		31500	SH 	SOLE		31500
DUN & BRADSTREET CORP DEL NE	COM		  26483E100	1224		16200	SH 	SOLE		16200
EATON VANCE CORP		COM NON VTG	  278265103	1215		40200	SH 	SOLE		40200
EQUAL ENERGY LTD		COM		  29390Q109	78		11600	SH 	SOLE		11600
EQUIFAX INC			COM		  294429105	1798		51800	SH 	SOLE		51800
FRANKLIN RES INC		COM		  354613101	15819		120490	SH 	SOLE		120490
GLOBAL PMTS INC			COM		  37940X102	3035		59508	SH 	SOLE		59508
GOLDMAN SACHS GROUP INC		COM		  38141G104	1211		9100	SH 	SOLE		9100
HARTFORD FINL SVCS GROUP INC	COM		  416515104	2729		103500	SH 	SOLE		103500
HSBC HLDGS PLC			SPON ADR NEW	  404280406	8967		180705	SH 	SOLE		180705
ICICI BK LTD			ADR		  45104G104	7050		143000	SH 	SOLE		143000
ING GROEP N V			SPONSORED ADR	  456837103	919		74300	SH 	SOLE		74300
INVESCO LTD			SHS		  G491BT108	77786		3324200	SH 	SOLE		3324200
JPMORGAN CHASE & CO		COM		  46625H100	9810		239615	SH 	SOLE		239615
LLOYDS BANKING GROUP PLC	SPONSORED ADR	  539439109	1139		365000	SH 	SOLE		365000
MANULIFE FINL CORP		COM		  56501R106	3889		219529	SH 	SOLE		219529
MASTERCARD INC			CL A		  57636Q104	3752		12450	SH 	SOLE		12450
METLIFE INC			COM		  59156R108	1860		42400	SH 	SOLE		42400
MORGAN STANLEY			COM NEW		  617446448	1230		53450	SH 	SOLE		53450
NOBLE CORPORATION BAAR		NAMEN -AKT	  H5833N103	18334		465214	SH 	SOLE		465214
NOMURA HLDGS INC		SPONSORED ADR	  65535H208	429		87000	SH 	SOLE		87000
NORTHERN TR CORP		COM		  665859104	422		9175	SH 	SOLE		9175
OPPENHEIMER HLDGS INC		CL A NON VTG	  683797104	5992		212400	SH 	SOLE		212400
PEPSICO INC			COM		  713448108	44278		628679	SH 	SOLE		628679
POSCO				SPONSORED ADR	  693483109	659		6065	SH 	SOLE		6065
PROCTER & GAMBLE CO		COM		  742718109	39504		621430	SH 	SOLE		621430
PRUDENTIAL FINL INC		COM		  744320102	2782		43745	SH 	SOLE		43745
RESEARCH IN MOTION LTD		COM		  760975102	37885		1310352	SH 	SOLE		1310352
ROGERS COMMUNICATIONS INC	CL B		  775109200	62081		1567557	SH 	SOLE		1567557
ROYAL BK CDA MONTREAL QUE	COM		  780087102	30797		538677	SH 	SOLE		538677
ROYAL BK SCOTLAND GROUP PLC	SPONS ADR 20 ORD  780097689	355		28500	SH 	SOLE		28500
ROYAL DUTCH SHELL PLC		SPONS ADR A	  780259206	285		4000	SH 	SOLE		4000
SHAW COMMUNICATIONS INC		CL B CONV	  82028K200	16059		704220	SH 	SOLE		704220
SIEMENS A G			SPONSORED ADR	  826197501	1238		9000	SH 	SOLE		9000
SK TELECOM LTD			SPONSORED ADR	  78440P108	621		33200	SH 	SOLE		33200
STEWART INFORMATION SVCS COR	COM		  860372101	120		12000	SH 	SOLE		12000
SUNCOR ENERGY INC NEW		COM		  867224107	60786		1550677	SH 	SOLE		1550677
SYNGENTA AG			SPONSORED ADR	  87160A100	687		10170	SH 	SOLE		10170
TARGET CORP			COM		  87612E106	36022		767900	SH 	SOLE		767900
TELEFONICA S A			SPONSORED ADR	  879382208	294		12000	SH 	SOLE		12000
THOMSON REUTERS CORP		COM		  884903105	1719		45790	SH 	SOLE		45790
TORONTO DOMINION BK ONT		COM NEW		  891160509	106411		1254736	SH 	SOLE		1254736
TOTAL S A			SPONSORED ADR	  89151E109	868		15000	SH 	SOLE		15000
UBS AG				SHS NEW		  H89231338	1423		78000	SH 	SOLE		78000
VISA INC			COM CL A	  92826C839	3691		43810	SH 	SOLE		43810
WAL MART STORES INC		COM		  931142103	83491		1571145	SH 	SOLE		1571145
WELLS FARGO & CO NEW		COM		  949746101	22066		786400	SH 	SOLE		786400
WILLIS GROUP HOLDINGS PUBLIC	SHS		  G96666105	370		9000	SH 	SOLE		9000

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